PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	March 31,
	2013	2014
	RMB	RMB
Income tax receivable	—	429,642
Deferred income tax assets (note 10)	7,524,161	8,429,138
Advances to employees	1,022,036	1,134,415
Other current assets	5,079,466	5,099,479
Total prepaid expenses and other current assets	13,625,663	15,092,674